Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses carryforwards	$ 8,357,549	$ 4,775,905
Share-based compensation	610,298	609,933
Deferred tax liabilities:
Depreciation	(3,855,914)	(5,696,982)
Net deferred tax assets/(liabilities):	8,923,957	(311,144)
Less: valuation allowance	(8,923,957)	(93,147)
Net deferred tax assets/(liabilities) after valuation allowance		$ (404,291)